Term Loans (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Components of long term debt
Total	$ 538,865
Less: Current portion of term loans	(388,878)	(352,096)		(114,358)
Long-term portion term loans, net of debt discount	149,987	207,831	12,156,056	698,289
Term Loans [Member]
Components of long term debt
Total	15,629,463	15,512,765		1,104,987
Less: Current portion of term loans	(4,417,700)	(3,632,528)		(1,104,987)
Long-term portion term loans, net of debt discount	11,211,763	11,880,237
Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]
Components of long term debt
Total				744,987
Term loan, MidMarket Capital, net of debt discount of $163,239, $182,631 and $0 respectively [Member]
Components of long term debt
Total	14,511,761	14,817,369
Convertible promissory notes, unsecured [Member]
Components of long term debt
Total		27,500
Promissory note, unsecured, maturing in October 2013, net of debt discount of $89,444, $0 and $0, respectively [Member]
Components of long term debt
Total	773,056	195,000
Promissory notes, secured, maturing in December 2018 [Member]
Components of long term debt
Total	44,646	53,396
8% convertible promissory notes, unsecured [Member]
Components of long term debt
Total				112,500
Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 2,000 common shares equity component [Member]
Components of long term debt
Total				8,000
18% convertible promissory note (Member)
Components of long term debt
Total		210,000
Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component [Member]
Components of long term debt
Total		9,500		39,500
Promissory note, unsecured, 15%, maturing in June 2013 [Member]
Components of long term debt
Total	100,000
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Components of long term debt
Total	$ 200,000	$ 200,000		$ 200,000